Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information
Entity Registrant Name	RHYTHM PHARMACEUTICALS, INC.
Entity Central Index Key	0001649904
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer